Other Operating Income	12 Months Ended
Dec. 31, 2025
Other Operating Income Abstract
Other operating income

8. Other operating income

Other operating income for the year ended December 31, 2025 amounted to EUR 8,244 thousand (respectively EUR 9,091 thousand in 2024 and EUR 10,423 thousand in 2023), relating mainly to (i) contributions received from customers and other business partners, in the context of collaboration agreements related to development projects, where both parties share in the significant risks and benefits, (ii) certain insurance refunds, (iii) government grants, (iv) lease income, and (v) certain cost recharges. Based on the assessment performed, the Group does not consider these transactions to be part of its ordinary revenue generating activities.